Income taxes - Unrecognized tax benefit and LAT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefit
Balance at January 1	$ 73,605,084	$ 45,939,234	$ 31,231,376
Additions for tax positions of current year	26,350,344	14,547,590	15,500,052
Reclassification from prior year tax payable	14,361,802	13,118,260	0
Reductions for tax positions of prior years	(13,118,260)	0	0
Reduction due to company liquidation	0	0	(792,194)
Balance at December 31	101,198,970	73,605,084	$ 45,939,234
Unrecognized Tax Benefits, Interest on Income Taxes Expense	23,871,685	12,713,235
Unrecognized tax benefits, Late payment interests	2,478,659	1,834,355
Unrecognized tax benefits, investment loss deduction claim	13,678,371	12,793,498
Unrecognized tax benefits, Late payment interests from prior period	683,431	324,762
Unrecognized tax benefits	$ 13,678,371	$ 12,793,498
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%